9. Borrowed Funds (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Primary credit rate value	300 basis points
Line of credit with correspondent bank	$ 12,500,000	$ 12,500,000
FHLBB
Qualified collateral borrowing	148,323,822	154,324,420
Potential borrowing capacity	108,736,234	109,726,508
Letters of credit collateral deposits	2,625,000	59,850,000
Fees paid for issuance of letters of credit	46,620	34,601
Line of credit with correspondent bank	500,000	500,000
FRBB
Potential borrowing capacity	$ 50,913,351	$ 45,305,894